Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	13 Months Ended	17 Months Ended	22 Months Ended	26 Months Ended	28 Months Ended	30 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Defiance AI & Power Infrastructure ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		38.87%	35.25%
Defiance Gold Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		10.06%		9.00%
Defiance Large Cap ex-Mag 7 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		20.27%			15.43%
Defiance Nasdaq 100 Income Target ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		22.70%				15.84%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	18.19%
Defiance Nasdaq 100 Weekly Distribution ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		23.73%									15.96%
Defiance Oil Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		41.54%					18.87%
Defiance R2000 Weekly Distribution ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		14.22%							14.58%
Defiance S&P 500 Income Target ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.97%						15.38%
Defiance S&P 500 Weekly Distribution ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		18.44%								14.54%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%	20.38%	20.07%	26.04%	17.20%	18.17%	19.78%	19.09%	25.72%	21.88%	21.65%
Market Vector US Listed AI and Power Infrastructure Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		38.90%	36.11%